Cromwell Marketfield L/S Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 67.25%
Building Products - 0.99%
TOTO Ltd. (a)	37,586	$1,525,175
Chemicals - 5.32%
The Mosaic Co.	75,061	4,991,557
The Sherwin-Williams Co. (b)	12,765	3,186,399
		8,177,956
Electrical Equipment - 3.67%
Eaton Corp. PLC	16,680	2,531,357
Rockwell Automation, Inc.	11,083	3,103,572
		5,634,929
Electronic Equipment, Instruments & Components - 2.52%
Keyence Corp. (a)	8,224	3,867,455
Energy Equipment & Services - 2.75%
Schlumberger Ltd.	102,443	4,231,920
Food & Staples Retailing - 2.65%
Costco Wholesale Corp. (b)	7,064	4,067,804
Hotels, Restaurants & Leisure - 0.66%
Dalata Hotel Group PLC (a)(c)	230,917	1,011,595
Household Durables - 4.57%
DR Horton, Inc. (b)	58,525	4,360,698
Lennar Corp. - Class A	32,933	2,673,171
		7,033,869
Industrial Conglomerates - 0.62%
Siemens AG (a)	6,813	947,090
Machinery - 8.12%
Caterpillar, Inc. (b)	17,593	3,920,072
Cummins, Inc. (b)	16,427	3,369,342
Deere & Co. (b)	12,516	5,199,898
		12,489,312
Metals & Mining - 13.01%
Barrick Gold Corp. (b)	151,120	3,706,973
Compania de Minas Buenaventura SAA - ADR (c)	108,734	1,094,951
Freeport-McMoRan, Inc.	78,828	3,920,905
MMC Norilsk Nickel PJSC - ADR (a)(d)(f)	105,916	–
Newmont Corp. (b)	57,768	4,589,668
Rio Tinto PLC - ADR	40,264	3,237,226
Vale SA - ADR	172,547	3,449,214
		19,998,937
Oil, Gas & Consumable Fuels - 11.83%
Chevron Corp. (b)	26,293	4,281,289
ConocoPhillips (b)	45,389	4,538,900
Devon Energy Corp.	73,831	4,365,627
EOG Resources, Inc.	21,442	2,556,530
Golar LNG Ltd. (c)	98,478	2,440,285
		18,182,631
Real Estate Management & Development - 1.84%
The St. Joe Co.	47,721	2,826,992
Road & Rail - 7.29%
Norfolk Southern Corp. (b)	20,898	5,960,528
Union Pacific Corp.	19,221	5,251,369
		11,211,897
Semiconductors & Semiconductor Equipment - 1.41%
Intel Corp.	43,849	2,173,157
TOTAL COMMON STOCKS (Cost $56,911,176)		103,380,719

EXCHANGE-TRADED FUNDS - 18.69%
iShares MSCI Australia ETF (b)	274,418	7,252,868
iShares MSCI Brazil ETF	141,485	5,349,548
iShares MSCI United Kingdom ETF	217,600	7,320,064
SPDR S&P Oil & Gas Exploration & Production ETF	25,280	3,401,424
VanEck Gold Miners ETF (b)	141,263	5,417,436
VanEck Russia ETF (d)(f)	81,903	–
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,369,342)		28,741,340

SHORT-TERM INVESTMENT - 13.45%
U.S. Bank Money Market Deposit Account, 0.10% (e)	20,681,297	20,681,297
TOTAL SHORT-TERM INVESTMENT (Cost $20,681,297)		20,681,297

Total Investments (Cost $103,961,815) - 99.39%		152,803,356
Other Assets in Excess of Liabilities - 0.61%		930,429
TOTAL NET ASSETS - 100.00%		$153,733,785

(a)	Foreign issued security.
(b)	All or a portion of this security is pledged as collateral for securities sold short with an aggregate fair value of $37,610,090 as of March 31, 2022.
(c)	Non-income producing security.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

(f)	As of March 31, 2022, the Valuation Committee has fair valued these securities. The value of these securities were $0, which represents 0.00% of total net assets.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liabiity.
PJSC	An abbreviation used by many countries to signify an open joint-stick company
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SAA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Cromwell Marketfield L/S Fund
Schedule of Securities Sold Short
March 31, 2022 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (22.71)%
COMMON STOCKS - (15.11)%
Capital Markets - (5.28)%
BlackRock, Inc.	(7,756)	(5,926,903)
Coinbase Global, Inc.	(11,528)	(2,188,706)
		(8,115,609)
Industrial Conglomerates - (2.87)%
General Electric Co.	(48,163)	(4,406,915)
Interactive Media & Services - (2.17)%
Alphabet, Inc.	(1,198)	(3,332,057)
Other Financial Investment Activities - (1.19)%
Sofi Technologies, Inc.	(193,125)	(1,825,031)
Technology Hardware, Storage & Peripherals - (3.60)%
International Business Machines Corp.	(42,615)	(5,540,802)
TOTAL COMMON STOCKS (Proceeds $23,183,779)		(23,220,414)

EXCHANGE-TRADED FUNDS - (6.87)%
iShares Expanded Tech-Software Sector ETF (a)	(9,938)	(3,428,014)
iShares Russell 2000 ETF	(34,760)	(7,135,185)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $11,481,296)		(10,563,199)

REAL ESTATE INVESTMENT TRUST - (0.73)%
Vornado Realty Trust	(24,854)	(1,126,383)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $1,828,341)		(1,126,383)

Total Securities Sold Short (Proceeds $36,493,416)		$(34,909,996)

(a) Non-income producing security.

Summary of Fair Value Exposure at March 31, 2022

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(1)	$103,380,719	$-	$0	(2)	$103,380,719
Exchange-Traded Funds	28,741,340	-	0	(2)	28,741,340
Short-Term Investments	20,681,297	-	-		20,681,297
Total Assets	$152,803,356	$-	$-		$152,803,356

Liabilities:
Securities Sold Short
Common Stocks(1)	$(23,220,414)	$-	$-		$(23,220,414)
Exchange-Traded Funds	(10,563,199)	-	-		(10,563,199)
Real Estate Investment Trust	(1,126,383)	-	-		(1,126,383)
Total Securities Sold Short	(34,909,996)	-	-		(34,909,996)
Total Liabilities	$(34,909,996)	$-	$-		$(34,909,996)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended March 31, 2022, all level 3 securities held by the Fund were value at $0 at March 31, 2022.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in
	Securities
Balance as of December 31, 2021	$-
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net sales	-
Transfers into and/or out of Level 3	0
Balance as of March 31, 2022	$0
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of March 31, 2022	$(5,459,516)

The Level 3 investments as of March 31, 2022, represented 0.00% of the Fund's net assets. Refer to the Schedule of Investments for further information on the classification of investments.